(212) 318-6962 matthewvanwormer@paulhastings.com
January 11, 2005	42937.00006

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Corporate Securities Trust – Preferred
Securities Portfolio, Series 1 (the “Trust”);
(No. 333-105103) Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Citigroup Global Markets Inc., the Depositor of the above-captioned Trust, and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), we hereby certify that:

(1)    the form of Prospectus that would have been filed pursuant to Rule 497(b) of the Securities Act does not differ from that contained in Post-Effective Amendment No. 1 to the Trust’s registration statement on Form S-6 (the “Registration Statement”) ; and

(2)    the text of the Registration Statement was filed electronically with the Securities and Exchange Commission and became effective January 7, 2005, pursuant to 485(b) under the Securities Act (accession no. 0001193125-05-003130).

Very truly yours,

/s/ Matthew J. Van Wormer

Matthew J. Van Wormer

for PAUL, HASTINGS, JANOFSKY & WALKER LLP